Investments in Associates - Soto Norte Narrative (Details) $ in Thousands		12 Months Ended
	Apr. 12, 2022 USD ($) tranche	Dec. 31, 2023 USD ($) wk	Dec. 31, 2022 USD ($)	Mar. 21, 2023	Sep. 26, 2022 USD ($)
Disclosure of associates [line items]
Option exercisable period after closing		42 months
Purchase of interests in investments accounted for using equity method		$ 5,105	$ 1,266
Aris Gold
Disclosure of associates [line items]
Deferred consideration					$ 49,477
Convertible Debenture
Disclosure of associates [line items]
Borrowings, interest rate		8.00%
Soto Norte
Disclosure of associates [line items]
Ownership Interest	20.00%	20.00%	20.00%
Additional interest in associate		0.30
Option to purchase		$ 300,000
Exercisable period, weeks following receipt | wk		10
Purchase of interests in investments accounted for using equity method		$ 50,000	$ 0
Soto Norte | Derivatives [member]
Disclosure of associates [line items]
Financial assets at amortised cost			$ 0
Soto Norte | Aris Gold
Disclosure of associates [line items]
Ownership Interest	20.00%
Contributions to investment in associates	$ 100,000
Number of tranches | tranche	2
Purchase of interest in associate, payment tranche amount	$ 50,000
Soto Norte | Mubadala
Disclosure of associates [line items]
Additional interest in associate		0.20
Soto Norte | Soto Norte Note
Disclosure of associates [line items]
Borrowings, interest rate				7.50%
Effective interest rate | Soto Norte | Soto Norte Note
Disclosure of associates [line items]
Borrowings, interest rate				11.87%